Adoption of new accounting standards	12 Months Ended
Dec. 31, 2020
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
The following standards and amendments to existing standards have been adopted by the Company commencing January 1, 2020:
(a) Interest rate benchmark reform - Phase 1
In September 2019, the IASB issued first phase amendments IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Hedging and IFRS 7 Financial Instrument Disclosures to address the financial reporting impact of the reform on interest rate benchmarks, such as the discontinuance of the interbank offered rates. The first phase amendment is focused on the impact to hedge accounting requirements. Adoption of the first phase amendment had no material impact on the consolidated financial statements.
(b) Conceptual framework for financial reporting
In March 2018, the IASB revised the Conceptual Framework for financial reporting. The Conceptual Framework sets out fundamental concepts for financial reporting and guides companies in developing accounting policies when no IFRS standard exists. The Conceptual Framework sets out the objective of general purpose financial reporting; the qualitative characteristics of useful financial information; a description of the reporting entity; definitions of an asset, a liability, equity, income and expenses and guidance on recognition and de-recognition criteria; measurement bases and guidance on when to use them; concepts and guidance on presentation and disclosure; and concepts relating to capital and capital maintenance. Adoption of this standard had no material impact on the consolidated financial statements.
5. Adoption of new accounting standards (continued)
(c) Definition of a business
In October 2018, the IASB amended IFRS 3 Business Combinations to clarify the definition of a business, which is effective January 1, 2020. The amendment provides additional guidance on the definition of a business in determining whether a transaction results in an asset or business acquisition. The amendment includes an optional concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. If the concentration test is not met, or if an entity elects not to apply the test, then an assessment of the elements of a business is performed to determine whether the transaction results in an asset or business acquisition. Adoption of this standard had no material impact on the consolidated financial statements.
Below are new standards, amendments to standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
(a) Property, plant and equipment - proceeds before intended use
On May 14, 2020, the IASB published a narrow scope amendment to IAS 16 Property, Plant and Equipment - Proceeds before Intended Use. The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use.  Instead, amounts received will be recognized as sales proceeds and related cost in profit or loss.  The effective date is for annual periods beginning on or after January 1, 2022. The amendment must be applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the amendments are first applied. The Company will adopt this narrow scope amendment on the date it becomes effective and does not expect a revision to comparative financial information in its consolidated financial statements as a result of adoption.
(b) Interest rate benchmark reform - Phase 2
In August 2020, the IASB published the Interest Rate Benchmark Reform - Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosure, IFRS 4 Insurance Contracts, and IFRS 16 Leases. The Phase 2 amendments address issues that may affect financial reporting related to financial instruments and hedge accounting resulting from the reform of an interest rate benchmark. The amendments are effective for annual periods beginning on or after January 1, 2021. The Company is assessing the effect of amendments related to the interest rate benchmark reform on its consolidated financial statements including the impact, if any, on amounts drawn on the Company's third amended and restated credit agreement (as defined below) which bear interest based on London Inter-Bank Offered Rate ("LIBOR"). The Company does not expect a material impact on its consolidated financial statements from the adoption of this amendment.
(c) Classification of liabilities as current or non-current
In January 2020, the IASB published narrow scope amendments to IAS 1 Presentation of financial statements. The narrow scope amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The amendments are effective for annual periods beginning on or after January 1, 2023, and applied retrospectively. The Company will adopt the narrow scope amendments on the date it becomes effective and is currently evaluating the impact of the amendments on its consolidated financial statements.